32. INSURANCE (Details Narrative) - Operational risk insurance policy [member] - USD $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of types of insurance contracts [line items]
Deductible material damages	$ 385,000
Days for loss of profits	45
Top of range [member]
Disclosure of types of insurance contracts [line items]
Indemnity Limit	$ 600,000